Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Related Party Transactions Abstract [Line Items]
Service revenues	$ 0	$ 31	$ 0
Product costs	208	181	169
Operating and maintenance expenses	470	470	498
Capitalized Charges From Affiliate		9
Capitalized Employee Costs From Affiliate	92	94
Accounts payable - trade	134	109
Contribution receivable	2	3
Employee direct costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	343	344	368
Employee allocated costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	174	160	195
Equity method investees [Member]
Summary of Related Party Transactions Abstract [Line Items]
Accounts payable - trade	20	19
Management Fees Revenue	67	66	64
Common management [Member]
Summary of Related Party Transactions Abstract [Line Items]
Service revenues		144	111
Reimbursable maintenance costs for certain government projects [Member]
Summary of Related Party Transactions Abstract [Line Items]
Proceeds	$ 11	$ 11	$ 12